Other Long-Term Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Right-of-Use assets (Note 23)	$ 77	$ 75
Investments (Note 18)	7	2
Derivative assets (Note 18)	0	3
Other long-term assets	8	7
Total other assets	$ 92	$ 87